Cost and Fair Value of Trading Securities (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Schedule of Trading Securities and Other Trading Assets [Line Items]
Cost		$ 9,966,663
Fair value	$ 0	$ 10,271,142